[Letterhead of Dechert LLP]

July 27, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:                             Morgan Stanley Institutional Fund, Inc.

Securities Act File No. 033-

Registration Statement on Form N-14

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund, Inc., a Maryland corporation (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Registrant’s Registration Statement on Form N-14 (the “Reorganization Registration Statement”).  The Reorganization Registration Statement is being filed in connection with (i) a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Morgan Stanley Real Estate Fund (“Real Estate”) will be transferred to U.S. Real Estate Portfolio, a series of the Registrant (“MSIF Real Estate”), in exchange for shares of common stock of MSIF Real Estate (the “Real Estate Reorganization”) and (ii) a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Morgan Stanley Special Growth Fund (“Special Growth”) will be transferred to Small Company Growth Portfolio, a series of the Registrant (“MSIF Small Company Growth”), in exchange for shares of common stock of MSIF Small Company Growth (the “Special Growth Reorganization”).

MSIF Real Estate and MSIF Small Company Growth are each referred to herein as an “Acquiring Fund” and collectively as the “Acquiring Funds.”  Real Estate and Special Growth are each referred to herein as an “Acquired Fund” and collectively as the “Acquired Funds.”  The Real Estate Reorganization and Special Growth Reorganization are each referred to herein as a “Reorganization,” and collectively as the “Reorganizations.”

As a result of each Reorganization, shareholders of the Acquired Funds will become shareholders of the corresponding Acquiring Funds and will receive shares of such Acquiring Fund equal to the value of their holdings in the Acquired Fund on the date of such transaction, and thereafter, each Acquired Fund will be liquidated and terminated.  Pursuant to each Reorganization, Class A and Class B shareholders of each Acquired Fund will receive Class H shares of each respective Acquiring Fund, while Class I shareholders of each Acquired Fund will receive Class I shares of each respective Acquiring Fund and Class C shareholders of each Acquired Fund will receive Class L shares of each respective Acquiring Fund.  At special meetings of shareholders of the Acquiring Funds to be held on or about October 27, 2011 (each a “Meeting” and collectively the “Meetings”), shareholders of each Acquired Fund will be asked to vote to approve or disapprove the applicable Reorganization.

This filing is being made pursuant to Rule 488 under the Securities Act.   We anticipate going automatically effective on August 26, 2011.

Should you have any questions regarding the Reorganization Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.649.8796 (tel) or 212.698.3599 (fax) or Daniel E. Burton of Morgan Stanley at 212.296.6980 (tel) or 212.507.8599 (fax).

Very truly yours,

/s/ Kristin M. Hester